Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties

		Year ended December 31,
	Location in statement of operations	2021	2022	2023
Management fees	Management fees – related party	527,425	1,045,640	1,606,440
Brokerage commissions	Voyage expenses – related party	218,192	1,202,449	2,253,979
Superintendent fees	Vessels’ operating expenses – related party	26,500	28,500	57,000
Crew management fees	Vessels’ operating expenses – related party	60,000	137,000	289,583
Executive compensation	General and administrative expenses	19,875	296,274	400,072
General and administrative expenses – Former Parent	General and administrative expenses	291,801	—	—
Commissions – vessels purchased	Vessels, net	—	1,168,000	355,000
Commissions-vessels sold	Vessels, net	—	—	430,000
Rental expense	General and administrative expenses	—	—	65,104

Summary of Valuation Methodology and the Significant Other Observable Inputs	The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation technique	Significant other observable input	Values
“Straight” Preferred Stock component	Discounted Cash Flow Model	- Weighted average cost of capital		13%

Embedded Option component	Black & Scholes	- Volatility - Risk-free rate - Weighted average cost of capital - Strike price - Share price (based on the first 5 trading days volume weighted average)	$ $	78 4 13 3.50 2.33	% % %

Control Premium Component	Discounted Cash Flow Model	- Control premium - Weighted average cost of capital		12 13	% %